INVESTMENTS IN SUBSIDIARIES - Information about significant subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
VEON Amsterdam B.V.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
Veon Holdings B.v.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
PJSC VimpelCom
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
JSC “Kyivstar”
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
LLP “KaR-Tel”
Investments in subsidiaries
Equity interest held by the Group	75.00%	75.00%
LLC “Unitel”
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
LLC “VEON Georgia”
Investments in subsidiaries
Equity interest held by the Group	100.00%	80.00%
VEON Finance Ireland Designated Activity Company
Investments in subsidiaries
Equity interest held by the Group	100.00%	0.00%
LLC “Sky Mobile”
Investments in subsidiaries
Equity interest held by the Group	50.10%	50.10%
VEON Luxembourg Holdings S.à r.l.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Luxembourg Finance Holdings S.à r.l.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
VEON Luxembourg Finance S.A.
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%
Global Telecom Holding S.A.E
Investments in subsidiaries
Equity interest held by the Group	99.60%	99.60%	99.54%
Omnium Telecom Algérie S.p.A. (“OTA”)
Investments in subsidiaries
Equity interest held by the Group	45.60%	45.40%
Distributable profit percentage	42.50%
Optimum Telecom Algeria S.p.A.*
Investments in subsidiaries
Equity interest held by the Group	45.60%	45.40%
Distributable profit percentage	42.50%
Pakistan Mobile Communications Limited
Investments in subsidiaries
Equity interest held by the Group	100.00%	85.00%
Banglalink Digital Communications Limited
Investments in subsidiaries
Equity interest held by the Group	100.00%	100.00%